Short-term Borrowings and Long-term Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Long-term Borrowings
Schedule of long-term borrowings

	Thousands of Yen
	As of June 30, 2021	As of December 31, 2020
Bank loans (Due through 2035 with weighted average interest rates of 1.05% as of June 30, 2021, due through 2035 with weighted average interest rates of 1.33% as of December 31 2020)	¥755,159	¥910,661
Current portion of long-term borrowings	(181,884)	(242,281)
Total long-term borrowings	¥573,275	¥668,380

	Thousands of Yen
	2020	2019
Unsecured bank loans (Due through 2035 with weighted average interest rates of 1.33% as of December 31, 2020, due through 2025 with weighted average interest rates of 1.74% as of December 31 2019)	¥910,661	¥342,101
Current portion of long-term borrowings	(242,281)	(191,570)
Total long-term borrowings	¥668,380	¥150,531

Schedule of maturities of long-term borrowings

Thousands of Yen
Year ending December 31:
2021 (remainder)	¥86,779
2022	123,460
2023	62,628
2024	60,252
2025	59,370
2026 and thereafter	362,670
Total	¥755,159

Thousands of Yen
Year ending December 31:
2021	¥242,281
2022	123,460
2023	62,628
2024	60,252
2025	59,550
2026 and thereafter	362,490
Total	¥910,661